SEGMENT INFORMATION - Revenues by Geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Revenue	$ 2,095,939	$ 1,780,243	$ 1,297,078
Non-current other than deferred tax assets	1,697,313	1,235,892
North America
Disclosure of geographical areas [line items]
Revenue	1,245,972	1,135,148	831,300
United States of America
Disclosure of geographical areas [line items]
Revenue	1,210,981	1,095,895	803,934
Non-current other than deferred tax assets	156,132	83,666
Canada
Disclosure of geographical areas [line items]
Revenue	32,735	38,895	26,970
Non-current other than deferred tax assets	11,762	103
Puerto Rico
Disclosure of geographical areas [line items]
Revenue	2,256	358	396
Europe, Middle East & Africa
Disclosure of geographical areas [line items]
Revenue	323,546	186,723	151,334
Spain
Disclosure of geographical areas [line items]
Revenue	148,465	86,410	94,459
Non-current other than deferred tax assets	625,152	587,354
United Kingdom
Disclosure of geographical areas [line items]
Revenue	55,746	45,017	27,156
Non-current other than deferred tax assets	133,975	51,746
Italy
Disclosure of geographical areas [line items]
Revenue	28,384	9,320	507
Non-current other than deferred tax assets	52,111	27,844
France
Disclosure of geographical areas [line items]
Revenue	25,854	6,593	2,600
Non-current other than deferred tax assets	114,079	44
Switzerland
Disclosure of geographical areas [line items]
Revenue	16,932	8,859	5,710
Saudi Arabia
Disclosure of geographical areas [line items]
Revenue	12,731	4,187	0
Netherlands
Disclosure of geographical areas [line items]
Revenue	5,666	4,975	3,604
Belgium
Disclosure of geographical areas [line items]
Revenue	5,245	5,577	8,705
Germany
Disclosure of geographical areas [line items]
Revenue	6,613	5,840	1,424
Non-current other than deferred tax assets	24,973	1,112
Ireland
Disclosure of geographical areas [line items]
Revenue	3,688	1,104	1,435
Sweden
Disclosure of geographical areas [line items]
Revenue	3,506	897	53
Luxembourg
Disclosure of geographical areas [line items]
Revenue	1,790	3,676	4,777
Non-current other than deferred tax assets	4,226	4,226
Malta
Disclosure of geographical areas [line items]
Revenue	1,887	899	386
Romania
Disclosure of geographical areas [line items]
Revenue	2,350	0	0
Non-current other than deferred tax assets	7,173	1,492
Others
Disclosure of geographical areas [line items]
Revenue	1,771	992	107
Austria
Disclosure of geographical areas [line items]
Revenue	2,250	131	0
Denmark
Disclosure of geographical areas [line items]
Revenue	668	2,246	411
Non-current other than deferred tax assets	32,124	32,469
Asia & Oceania
Disclosure of geographical areas [line items]
Revenue	63,198	50,018	26,129
India
Disclosure of geographical areas [line items]
Revenue	20,060	21,191	10,442
Non-current other than deferred tax assets	12,269	26,814
Japan
Disclosure of geographical areas [line items]
Revenue	18,031	11,739	8,514
Australia
Disclosure of geographical areas [line items]
Revenue	11,566	3,010	5,223
Non-current other than deferred tax assets	24,776	24,779
Hong Kong
Disclosure of geographical areas [line items]
Revenue	9,261	1,350	0
Non-current other than deferred tax assets	15,931	15,577
Singapore
Disclosure of geographical areas [line items]
Revenue	2,696	2,600	906
United Arab Emirates
Disclosure of geographical areas [line items]
Revenue	1,051	8,938	401
Others
Disclosure of geographical areas [line items]
Revenue	533	1,190	643
Latin America
Disclosure of geographical areas [line items]
Revenue	463,223	408,354	288,315
Argentina
Disclosure of geographical areas [line items]
Revenue	137,207	120,578	87,756
Non-current other than deferred tax assets	129,978	156,594
Chile
Disclosure of geographical areas [line items]
Revenue	97,049	115,494	86,809
Non-current other than deferred tax assets	12,341	13,395
Mexico
Disclosure of geographical areas [line items]
Revenue	96,075	75,442	53,455
Non-current other than deferred tax assets	54,160	51,965
Brazil
Disclosure of geographical areas [line items]
Revenue	58,061	31,060	20,821
Non-current other than deferred tax assets	151,599	28,649
Peru
Disclosure of geographical areas [line items]
Revenue	27,091	25,131	15,695
Non-current other than deferred tax assets	6,656	8,393
Colombia
Disclosure of geographical areas [line items]
Revenue	25,122	19,206	14,357
Non-current other than deferred tax assets	61,447	64,666
Dominican Republic
Disclosure of geographical areas [line items]
Revenue	7,068	5,706	3,788
Panama
Disclosure of geographical areas [line items]
Revenue	5,609	2,698	744
Uruguay
Disclosure of geographical areas [line items]
Revenue	3,774	2,993	755
Non-current other than deferred tax assets	54,109	47,903
Ecuador
Disclosure of geographical areas [line items]
Revenue	2,572	5,175	1,061
Non-current other than deferred tax assets	754	690
Paraguay
Disclosure of geographical areas [line items]
Revenue	988	3,088	2,823
Others
Disclosure of geographical areas [line items]
Revenue	$ 2,607	$ 1,783	$ 251